OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	2016	2015
Deferred and prepaid charter revenue	4,326	5,549
Obligations under capital leases - current portion	3,649	—
Employee taxes	151	152
Other items	756	11,336
	8,882	17,037